DIRECTOR, OFFICER, AND EMPLOYEE BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Number of shares held under the Directors' deferred compensation plan	1,731	1,731	1,731
Deferred compensation expense	$ 35	$ 39	$ 31
Deferred compensation liability	489	416
Earnings on bank owned life insurance	114	118	121
Bank owned life insurance	5,021	4,907
Death benefits	10,890
Current portion of asset retirement obligation	133	129	126
Paid To Beneficiaries [Member]
Death benefits	2,520
Paid To Company [Member]
Death benefits	8,370
Executive Life Insurance [Member]
Current portion of asset retirement obligation	$ 57	$ 56	$ 58